Stock Incentive Plan (Schedule Of Number Of Restricted Stock Units) (Details) (Restricted Stock Units (RSUs) [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	360,928	351,659	234,259
Granted	64,599	102,120	201,766
Shares issued	(84,294)	(83,243)	(70,364)
Cancelled/Forfeited/Expired	(21,111)	(9,608)	(14,002)
Outstanding at end of year	320,122	360,928	351,659